Annual Operating Expenses {- Health Care Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Health Care Portfolio - Health Care Portfolio-Default	Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.69%